8. Intangible Assets, net (Details - Intangible assets) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible asset, gross	$ 57,000	$ 0
Less: accumulated amortization	(9,025)	0
Intangible assets, net of amortization	47,975	0
Impairment loss	(47,975)	0
Intangible assets, net	0	0
Market related intangible assets [Member]
Intangible asset, gross	$ 57,000	$ 0